Label	Element	Value
Yields For You Income Strategy A ETF | Touchstone Ultra Short Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.00%
Yields For You Income Strategy A ETF | State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	26.00%
Yields For You Income Strategy A ETF | AAM Low Duration Preferred and Income Securities ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	20.00%
Yields For You Income Strategy A ETF | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Yields For You Income Strategy A ETF | BondBloxx BB-Rated USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Yields For You Income Strategy A ETF | BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.00%
Yields For You Income Strategy A ETF | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Yields For You Income Strategy A ETF | BondBloxx Bloomberg Six Month Target Duration US Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%